Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Commitments Disclosure [Abstract]
Schedule of future minimum lease payments for operating leases
The annual future minimum lease payments for heavy equipment, office equipment and premises in respect of operating leases, excluding contingent rentals, for the next five years and thereafter are as follows:

For the year ending December 31,
2015	$5,068
2016	4,214
2017	3,980
2018	4,013
2019 and thereafter	15,357
$32,632